Securities - Fair Value of Securities Pledged (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Pledged as collateral for:
FHLB advances	$ 4,707	$ 9,336
Public deposits	2,199	2,820
Customer repurchase agreements		3,557
Interest-rate swaps	1,511	1,464
Total	$ 8,417	$ 17,177